OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2021
OPERATING SEGMENTS
OPERATING SEGMENTS

28.    OPERATING SEGMENTS

The Company’s operations are all within the mining sector, consisting of three operating segments, two of which are located in Mexico, one of which is located in Brazil, plus one segment associated with Coricancha in Peru, one Exploration segment and one Corporate segment. Due to diversities in geography and production processes, the Company operates Tucano, the GMC and Topia mines separately, with separate budgeting and evaluation of results of operations and exploration activities. The Coricancha segment contains the net assets associated with Coricancha, and the cost of its exploration, evaluation and development activities are separately budgeted and reported. The Corporate segment provides financial, human resources and technical support to the three mining operations and Coricancha. The GMC operation produces silver and gold in concentrate, and the Topia operation produces silver, gold, lead and zinc in concentrate for refining off-site. The Tucano operation produces gold doré. The Exploration segment includes the Company’s mineral exploration and evaluation assets at Santa Rosa, El Horcón, and Plomo.

	Operations
	Tucano	GMC	Topia	Coricancha	Exploration	Corporate	Total
2021
External revenue	$—	$21,687	$22,409	$—	$—	$141,582	$185,678
Intersegment revenue	137,615	—	—	—	—	(137,615)	—
Amortization and depletion	25,675	1,228	3,586	254	—	258	31,001
Exploration and evaluation expenses	161	2,574	1,237	8,247	399	345	12,963
Non-cash change in reclamation and remediation provision	—	391	—	—	—	—	391
Finance income	131	—	—	5	—	112	248
Finance expense	1,551	—	—	374	—	679	2,604
Income (loss) before income taxes	(12,185)	(8,514)	(369)	(9,553)	(383)	(11,198)	(42,202)
Income tax expense (recovery)	5	47	(13)	—	—	—	39
Net income (loss)	(12,190)	(8,561)	(356)	(9,553)	(383)	(11,198)	(42,241)
Additions to non-current assets	38,640	1,690	5,692	1,996	—	—	48,018

As at December 31, 2021
Total assets	$149,474	$4,747	$17,490	$47,761	$2,155	$42,416	$264,043
Total liabilities	$78,671	$19,964	$2,070	$45,969	$40	$29,338	$176,052

	Operations
	Tucano	GMC	Topia	Coricancha	Exploration	Corporate	Total
2020
External revenue	$—	$21,219	$15,896	$—	$—	$223,690	$260,805
Intersegment revenue	210,623	—	—	—	—	(210,623)	—
Amortization and depletion	35,986	1,564	2,745	198	—	258	40,751
Exploration and evaluation expenses	669	2,540	341	5,982	187	651	10,370
Non-cash change in reclamation and remediation provision	—	41	—	—	—	—	41
Care and maintenance costs	—	693	—	—	—	—	693
Finance income	121	—	—	—	—	226	347
Finance expense	2,597	—	—	188	—	1,196	3,981
Income (loss) before income taxes	46,549	(2,621)	(734)	(6,503)	(667)	(31,899)	4,125
Income tax expense	3,751	26	14	–	—	—	3,791
Net income (loss)	42,798	(2,647)	(748)	(6,503)	(667)	(31,899)	334
Additions to non-current assets	42,109	4	3,794	10,831	—	43	56,781

As at December 31, 2020
Total assets	$167,524	$4,597	$14,456	$44,705	$2,126	$47,012	$280,420
Total liabilities	$87,304	$16,535	$2,244	$43,333	$500	$18,801	$168,717